Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-sale securities, amortized cost
Due within one year	¥ 198,549
Due after one to five years	253,017
Due after five to ten years	114,823
Due after ten years	93,932
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	660,321
Available-for-sale securities, fair value
Due within one year	198,202
Due after one to five years	256,084
Due after five to ten years	116,388
Due after ten years	98,214
Available-for-sale Securities, Debt Securities, Total	668,888
Held-to-maturity securities, amortized cost
Due within one year	620
Due after one to five years	7
Due after ten years	88,824
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Total	89,451
Held-to-maturity securities, fair value
Due within one year	620
Due after one to five years	7
Due after ten years	97,844
Held-to-maturity Securities, Debt Maturities, Fair Value, Total	¥ 98,471